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          CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES

                          AIM SMALL COMPANY GROWTH FUND

                       Supplement dated November 14, 2005
                    to the Prospectus dated October 25, 2005


The Board of Trustees of AIM Stock Funds ("ASTF"), unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Small Company Growth Fund ("Small Company Growth Fund"), a series of ASTF, would transfer all of its assets to AIM Small Cap Growth Fund ("Small Cap Growth Fund"), a series of AIM Growth Series ("AGS"). The Plan requires approval by Small Company Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about February 28, 2006. If the Plan is approved by shareholders of Small Company Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Small Company Growth Fund will receive a corresponding class of shares of Small Cap Growth Fund in exchange for their shares of Small Company Growth Fund, and Small Company Growth Fund will cease operations.

It is anticipated that Small Company Growth Fund will close to new investors during the first quarter of 2006.


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                          INSTITUTIONAL CLASS SHARES OF

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                       Supplement dated November 14, 2005
                    to the Prospectus dated October 25, 2005


The following information is with respect to AIM Small Company Growth Fund:

The Board of Trustees of AIM Stock Funds ("ASTF"), unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Small Company Growth Fund ("Small Company Growth Fund"), a series of ASTF, would transfer all of its assets to AIM Small Cap Growth Fund ("Small Cap Growth Fund"), a series of AIM Growth Series ("AGS"). The Plan requires approval by Small Company Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about February 28, 2006. If the Plan is approved by shareholders of Small Company Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Small Company Growth Fund will receive a corresponding class of shares of Small Cap Growth Fund in exchange for their shares of Small Company Growth Fund, and Small Company Growth Fund will cease operations.

It is anticipated that Small Company Growth Fund will close to new investors during the first quarter of 2006.